COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Annual Commitments under certain guaranteed agreements

The following is a summary of the Company’s annual commitments under certain guaranteed agreements as of December 31, 2020 (in thousands):

	Payments due by period
	Total	2021	2022-2023	2024-2025	After 2025
Purchase/guarantee agreements	$2,190,394	$757,110	$791,134	$432,409	$209,741
Payment to members/employees	578,664	216,501	269,886	62,097	30,180

Total	$2,769,058	$973,611	$1,061,020	$494,506	$239,921